Significant Accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Credit Loss Expense (Reversal)	$ 300,000	$ 677,000	$ 629,000
Inventory Write-down	$ 9,318,000	17,326,000	(0)
Property, Plant and Equipment, Useful Life	25 years
Salvage value per light weight ton	$ 400	$ 300	$ 300
Earnings Per Share, Diluted	$ 1.75	$ 5.52	$ 6.71
Earnings Per Share, Basic	$ 1.76	$ 5.54	$ 6.73
Change in accounting estimate [Member]
Increase in net income	$ 14,809,000
Earnings Per Share, Diluted	$ 0.15
Earnings Per Share, Basic	$ 0.15